Income Taxes (Narrative) (Detail) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 30, 2020	Aug. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Percentage of interest expense adjusted to taxable income				30.00%
State deferred income tax expense (benefit)				$ 44,000,000	$ (26,000,000)	$ 44,000,000
Income tax expense	$ 336,000,000		$ 173,000,000	(148,000,000)	239,000,000	(59,000,000)
Income tax expense (benefit) from discontinued operations				225,000,000	374,000,000	(61,000,000)
Income taxes reflect tax expense				257,000,000	218,000,000	175,000,000
Deferred income tax expenses benefit amortization				38,000,000	37,000,000	34,000,000
Deferred income tax expense (benefit)				(113,000,000)	410,000,000	381,000,000
Income tax benefit associated with remeasurement of state deferred taxes				(35,000,000)	(42,000,000)	(42,000,000)
Income tax expense attributable to noncontrolling interest						55,000,000
Unrecognized tax benefits			128,000,000	117,000,000	128,000,000	167,000,000	$ 175,000,000
Unrecognized tax benefits that would impact effective tax rate			72,000,000	64,000,000	72,000,000	140,000,000
Maximum
Income Taxes [Line Items]
Decrease in Unrecognized tax benefits due to settlement negotiations and expiration of statutes of limitations				39,000,000
Amount that earnings could potentially increase if changes were to occur				26,000,000
Virginia Electric and Power Company
Income Taxes [Line Items]
State deferred income tax expense (benefit)				112,000,000	118,000,000	7,000,000
Income tax expense				191,000,000	397,000,000	229,000,000
Income taxes reflect tax expense				1,406,000,000	2,109,000,000	1,250,000,000
Deferred income tax expense (benefit)				176,000,000	224,000,000	(246,000,000)
Income tax benefit associated with remeasurement of state deferred taxes				0	0	0
Unrecognized tax benefits			0	0	0	0
Hope Gas Inc [Member]
Income Taxes [Line Items]
Income tax expense				$ 34,000,000
Percentage of equity interests sold				100.00%
Discontinued Operations
Income Taxes [Line Items]
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits						5,000,000
Unrecognized tax benefits that would impact effective tax rate			$ 33,000,000	$ 33,000,000	33,000,000
Continuing Operations
Income Taxes [Line Items]
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits				$ (7,000,000)	(34,000,000)	(6,000,000)
Deferred income tax expense (benefit)					(21,000,000)
Continuing Operations | Virginia Electric and Power Company
Income Taxes [Line Items]
Deferred income tax expense (benefit)					(16,000,000)
Continuing Operations | SCANA
Income Taxes [Line Items]
Increase (Decrease) in tax expense as a result of changes in unrecognized tax benefits					(38,000,000)
Atlantic Coast Pipeline | Discontinued Operations | Supply Header Project
Income Taxes [Line Items]
Income tax charge						81,000,000
State
Income Taxes [Line Items]
Income tax benefit associated with remeasurement of state deferred taxes						45,000,000
IRA
Income Taxes [Line Items]
Percentage of alternate minimum tax on GAAP net income		15.00%
IRA | Minimum
Income Taxes [Line Items]
Tax credit expiration year		2032
Annual financial statement income for tax years		$ 1,000,000,000
GT&S Transaction
Income Taxes [Line Items]
State deferred income tax expense (benefit)						18,000,000
GT&S Transaction | Discontinued Operations
Income Taxes [Line Items]
Income tax benefit related to finalizing income tax returns					(14,000,000)
Income tax expense (benefit) on non-deductible goodwill written off						$ 236,000,000
Q-Pipe Group | Discontinued Operations
Income Taxes [Line Items]
Income tax expense (benefit) on non-deductible goodwill written off					$ 36,000,000